TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	As of December 31,
	2022	2021

Current
Accounts receivable (1)	362,495	274,907
Unbilled revenue	70,141	31,379
Subtotal	432,636	306,286
Less: Allowance for expected credit losses	(7,214)	(6,177)
TOTAL	425,422	300,109

(1)As of December 31, 2022 and 2021, the Company has 14 and 0 as outstanding balances with related parties (see note 24.1).

Allowance for expected credit losses

The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2022 and 2021.

December 31, 2022	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.49%	1.47%	3.31%	8.90%	31.18%	82.05%	100.00%	100.00%
Estimated total gross carrying amount at default	65,306	18,367	9,335	4,326	5,301	1,359	859	2,303	107,156
Lifetime ECL	320	270	309	385	1,653	1,115	859	2,303	7,214

December 31, 2021	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.59%	1.20%	2.66%	8.20%	31.50%	67.63%	100.00%	100.00%
Estimated total gross carrying amount at default	24,028	12,458	5,168	1,695	2,642	920	702	3,452	51,065
Lifetime ECL	142	150	138	139	832	622	702	3,452	6,177

The movements in the allowance are calculated based on lifetime expected credit loss model for 2022 and 2021.
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2022	2021	2020

Balance at beginning of year	(6,177)	(5,755)	(3,676)
Additions related to Travel and Hospitality clients (note 32)	—	(2,228)	(3,194)
(Additions) Recoveries, net (note 4.2)	(6,364)	(5,323)	107
Write-off of receivables	5,327	7,129	980
Translation	—	—	28
Balance at end of year	(7,214)	(6,177)	(5,755)

The average credit period on sales is 73 days. No interest is charged on trade receivables, except for certain customers to which financing facilities have been given with the corresponding financing charge. The Company always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using the provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. As of December 31, 2020 the expected credit losses increased considerably due to the outbreak of Coronavirus ("COVID-19") at the beginning of the fiscal year, see note 32.